Consolidated Balance Sheets (Parentheticals)	12 Months Ended
Jun. 30, 2025 $ / shares shares
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share) | $ / shares	$ 0.000625
Ordinary shares, shares issued (in Shares)	16,000,000
Ordinary shares, shares outstanding (in Shares)	16,000,000
Ordinary shares, shares authorized	Unlimited
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share) | $ / shares	$ 0.000625
Ordinary shares, shares issued (in Shares)	100,000
Ordinary shares, shares outstanding (in Shares)	100,000